July 10, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for The Atlanta Growth Fund, Inc.
    File No. 33-44714


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very truly yours,

Terry Thompson
Secretary

Enclosures


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                 FORM 24f-2
                       Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

1.  Name and address of issuer:    The Atlanta Growth Fund, Inc.
                                   103 Bellevue Parkway
                                   Wilmington, DE 19809

2.  Name of each series or class of funds for which this notice is filed:

    Common Stock

3.  Investment Company Act File Number:   811-6510

    Securities Act File Number:   33-44714

4.  Last day of fiscal year for which this notice is filed:  05/23/97

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                 [      ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    applicable:   n/a

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    Number:     408,621
    Amount:  $4,587,505

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Number:      191,198
    Amount:   $2,254,189

9. Number and aggregate sale price of securities sold during the fiscal year:

    Number:        7,141
    Sale Price:  $73,893

10. Number and aggregate sale price of securities sold during the fiscal
    year in reliance upon registration pursuant to rule 24f-2:   None

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    Number:        115,651
    Sale Price:   $946,027

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):      $     0

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable): +    946,027

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                    -  1,695,843

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                    +  ( 946,027)

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                $ (1,695,843)

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law or
    regulation:                                                 /    3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                 $      0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     [   ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Michael L. Lucas
        Michael L. Lucas
        President

Date:   June 23, 1997




June 23, 1997

The Atlanta Growth Fund, Inc.
Suite 1661
Eleven Hundred Peachtree Street, N.E.
Atlanta, Georgia   30309

Re:   Rule 24f-2 Notice
      The Atlanta Growth Fund, Inc.
      (Securities Act of 1933 File No. 33-44714;
      Investment Company Act of 1940 File No. 811-6510)

Gentlemen:

You have requested that we, as counsel to The Atlanta Growth Fund, Inc. (the "Fund"), render an opinion in connection with the filing by the Fund of a notice required by Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Notice"), for the Fund's fiscal year ended May 23, 1997.

The Notice states that, during the fiscal year ended May 23, 1997, the Fund sold a total of 7,141 shares of the no par value common stock of the Fund (the "Shares"), for an actual aggregate sales price of $73,893, exclusive of shares issued upon reinvestment of dividends.

We have examined the Fund's Articles of Incorporation, its Bylaws, resolutions adopted by its Board of Directors, and other records, documents, papers, statutes and authorities as we have deemed necessary to form a basis for the opinion hereinafter expressed.

On the basis of the foregoing, and assuming the accuracy of the Notice and that all of the Shares sold during the fiscal year ended May 23, 1997 were sold in accordance with the terms of the Fund's Prospectus and Statement of Additional Information in effect at the time of sale, we are of the opinion that such Shares were validly issued, fully paid and non-assessable by the Fund.

Very truly yours,

/s/Powell, Goldstein, Frazer & Murphy LLP
Powell, Goldstein, Frazer & Murphy LLP